Loan Portfolio Indemnification Obligations (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Maximum potential number of future payments	$ 33,500,000	$ 33,800,000
Reversal of provision	0
Indemnification liability	$ 100,000		$ 1,400,000
Financial indemnification liability credit loss liability description	A probability of default (PD) of 35% and a loss given default (LGD) of 50% have been applied to the uncollateralized portion of approximately $3.4 million. Collection efforts have been escalated, including the initiation of foreclosure proceedings, with anticipated losses estimated to range from 20% to 50% of the outstanding balance.
Less: current portion	$ 709,667	711,667
Total non-current portion	1,064,499	1,245,416
ASC 460 [Member]
Short-Term Debt [Line Items]
Beginning balance	1,957,083
Initial recognition as per Second Amended CAA		2,135,000
Benefit	(182,917)	(177,917)
Ending balance	1,774,166	1,957,083
Less: current portion	(709,667)	(711,667)
Total non-current portion	1,064,499	1,245,416
ASC 326 [Member]
Short-Term Debt [Line Items]
Beginning balance	1,091,772		1,393,131
Initial recognition as per Second Amended CAA		1,091,772
Benefit	(133,659)		(1,393,131)
Ending balance	958,113	1,091,772
Less: current portion	(414,868)	(433,968)
Total non-current portion	543,245	657,804
ASC460 and ASC326 Total [Member]
Short-Term Debt [Line Items]
Beginning balance	3,048,855		1,393,131
Initial recognition as per Second Amended CAA		3,226,772
Benefit	(316,576)	(177,917)	(1,393,131)
Ending balance	2,732,279	3,048,855
Less: current portion	(1,124,535)	(1,145,635)
Total non-current portion	1,607,744	1,903,220
Financing Receivable [Member]
Short-Term Debt [Line Items]
Adjusted portfolio collateral	44,100,000	44,100,000
Financing receivable gross balance	51,526,180	52,058,853
Reversal of provision	$ 200,000	200,000
Uncollateralized [Member]
Short-Term Debt [Line Items]
Uncollateralized gap		$ 3,400,000
CRB Loan [Member]
Short-Term Debt [Line Items]
Outstanding loan percentage	65.00%	65.00%